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November 5, 2002



VIA EDGAR
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Division of Investment Management
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

Re:      First MetLife Investors Variable Annuity Account One
         '33 Act File No. 333-96773
         '40 Act File No. 811-08306
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Dear Sir/Madam:

I hereby certify that pursuant to Rule 497(j) under the Securities Act of 1933, the form of the Statement of Additional Information that became effective on October 29, 2002, and that would have been filed under paragraph (c) of Rule 497, does not differ from that contained in the most recent Pre-Effective Amendment No. 1 to the registration statement.

The text of the most recent amendment has been filed electronically.

Sincerely,

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


/S/ Richard C. Pearson
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Richard C. Pearson
Executive Vice President and
  General Counsel